CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (9,576)	$ (7,185)	$ (30,112)	$ (2,756)
Adjustments to reconcile net loss to net cash used in operating activities
Income from equity method investments	(38)	(9)	(39)	(225)
Stock-based compensation	56	572	1,029	1,913
Depreciation and amortization	365	518	4,060	1,114
Amortization of debt issuance costs	78	80	161	93
Provision for stock option fair value		(25)	(25)	9
Impairment charge			3,540
Gain on Paycheck Protection Program loan		(1,665)	(1,665)
Accretion expense	341	341	681	556
Tax impact of equity transactions			2
Change in operating assets and liabilities
Accounts receivable, net	6,055	6,821	12,667	(10,845)
Prepaid expenses	(593)	(206)	(49)	133
Right of use assets	191	421	280	48
Accounts payable and accrued liabilities	507	1,182	724	(920)
Due from MSAs	337	(705)	1,054	(1,071)
Lease liability	(358)	(349)	(750)	(500)
Income taxes	(198)	(2,661)	191	(846)
Other assets and liabilities	(241)	(16)	217	(76)
Net cash used in operating activities	(3,074)	(2,886)	(8,034)	(13,373)
Cash flows from investing activities
Purchase of fixed assets		(26)	(80)
Net cash paid for acquisitions	(102)	(127)	(280)	(307)
Distributions received from equity method investments	37	50	80	308
Net cash used in investing activities	(65)	(103)	(280)	1
Cash flows from financing activities
Proceeds from exercise of stock options		4	4	19
Proceeds from share issuance, net	5,383		5,195	5,062
Proceeds from Paycheck Protection Program loan				1,665
Proceeds from debenture				10,360
Repayment of short-term debt				(4,100)
Net cash provided by financing activities	5,383	4	5,199	13,006
Increase (decrease) in cash	2,244	(2,985)	(3,115)	(366)
Cash at beginning of period	905	4,020	4,020	4,386
Cash at end of period	3,149	1,035	905	4,020
Supplemental cash flow information
Interest paid	$ 977	769	1,451	850
Income taxes paid				16
Supplemental non-cash flow information
Purchase of equipment with finance leases		$ 79	79	431
Settlement of performance share issuance liability				2,668
Settlement of acquisition share issuance liability				540
Convertible debt exercised for common shares				$ 60
Intangible assets acquired in exchange for common shares issued			$ 390